UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378

Templeton Developing Markets Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: _12/31__

Date of reporting period:  06/30/14_

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
June 30, 2014

Templeton Developing Markets Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Semiannual Report
Templeton Developing Markets Trust	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and
Statement of Investments	12
Financial Statements	21
Notes to Financial Statements	25
Shareholder Information	34

Semiannual Report

Templeton Developing Markets Trust

This semiannual report for Templeton Developing Markets Trust covers the period ended June 30, 2014.

Your Fund’s Goal and Main Investments

Templeton Developing Markets Trust seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located or operating in “developing market countries,” as defined in the Fund’s prospectus.

Economic and Market Overview

The six months under review were characterized by growth in emerging markets and a continued recovery in developed markets. Although several emerging market countries faced headwinds such as soft domestic demand, weak exports and political crises, emerging market economies overall continued to grow faster than developed market economies. After moderating in the first quarter, China’s economic growth stabilized in the second quarter as the government’s stimulus measures gained traction. Retail sales continued to grow as household income increased. Domestic demand accounted for a greater portion of gross domestic product, indicating stable progress in policymakers’ efforts to make China’s economy more consumer driven. Other economies that showed signs of moderation included those of Russia, Brazil and Turkey, while several economies, including those of Qatar, Taiwan and Poland, showed signs of improvement.

After a weak start to the year, emerging market stocks advanced in the second half of the period, supported by better U.S. economic data, the European Central Bank’s further monetary easing, an apparent cooling of tensions between Russia and Ukraine, and China’s improving manufacturing sector. Certain emerging markets such as India and Indonesia were buoyed by investors’ expectations for economic reforms after elections. Several emerging market central banks, including those of Brazil, India, South Africa and Russia, raised interest rates in response to rising inflation and weakening currencies, while several central banks, including those of Chile, Mexico,

Romania and Thailand, lowered interest rates to promote economic growth. After raising interest rates early in the year to support the Turkish lira, Turkey’s central bank began easing monetary policy toward period-end to boost economic growth. The People’s Bank of China (PBOC) tightened liquidity by curbing lending by banks and non-bank institutions. However, near period-end the PBOC reduced the cash reserve requirement ratio for banks serving rural borrowers and smaller companies to stimulate lending in targeted sectors and support economic expansion.

Emerging market stocks rose during the six months under review, as many investors were encouraged by generally positive global economic data and seemed to focus on the relatively attractive valuations of many emerging market stocks. For the six months ended June 30, 2014, emerging market stocks, as measured by the MSCI Emerging Markets (EM) Index, generated a +6.32% total return in U.S. dollar terms, aided by strength in several emerging market currencies.1, 2 Latin America

1. Source: © 2014 Morningstar. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: MSCI.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

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FRANKLIN TEMPLETON DEVELOPING MARKETS TRUST

outperformed as Colombia, Peru and Brazil generated strong returns. Asia performed well, with Indonesia, India, the Philippines and Thailand producing robust returns. European emerging markets underperformed their peers, as losses in Russia and Hungary partly offset gains in Turkey, the Czech Republic and Greece.

Top 10 Countries
6/30/14
% of Total
Net Assets
China	13.8%
Brazil	13.0%
Thailand	9.0%
South Africa	8.8%
Russia	8.1%
India	6.6%
U.K.	4.6%
South Korea	3.7%
Taiwan	3.6%
Switzerland	3.3%

Investment Strategy

We employ a fundamental research, value-oriented, long-term investment approach. We focus on the market price of a company’s securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment. We invest in securities without regard to benchmark comparisons.

Performance Overview

Templeton Developing Markets Trust – Class A delivered a +0.83% cumulative total return for the six months ended June 30, 2014. In comparison, the MSCI EM Index generated a +6.32% total return,1, 2 and the Standard & Poor’s®/International Finance Corporation Investable Composite Index returned +6.82%1, 3 for the same period. The indexes track global emerging market stock performance. Please note index performance is provided for reference and we do not attempt to track an index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included Emaar Properties, a leading property developer and manager with operations throughout the Middle East, notably in Dubai, United Arab Emirates (UAE); Brilliance China Automotive Holdings, one of China’s major automobile manufacturers; and Tata Consultancy Services, one of India’s largest information technology (IT) consulting and services companies.

Emaar Properties’ first-quarter 2014 earnings benefited from strong growth in the company’s leasing and rental income. Rising tourism in Dubai boosted Emaar’s hotel and retail operations, and, in our assessment, an ongoing property sector recovery could potentially support future earnings growth. Investor positioning prior to the UAE’s inclusion in the MSCI EM Index in June led to strong buying of Emaar’s shares, contributing to further price increases.

Brilliance China Automotive has a joint venture with BMW for the production and sale of BMW 3-series and 5-series sedans and X1 compact sport utility vehicles in China. The company appears to us to be well positioned to fulfill China’s expanding middle class’s fast-growing demand for affordable luxury vehicles. The resilient sales growth of luxury cars in China contributed to Brilliance’s strong first-quarter sales volume,

3. Standard & Poor’s/International Finance Corporation Investable (S&P® IFCI) Composite Index: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P IFCI index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P IFCI index data.

4 | Semiannual Report

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TEMPLETON DEVELOPING MARKETS TRUST

with BMW cars taking an increasing market share. Continued positive car-sales data and news of an extension to 2028 of the joint venture agreement between Brilliance and BMW also boosted Brilliance’s share price.

Tata Consultancy Services, in our view, is a well-managed and attractively valued service provider in the growing IT outsourc-ing industry. In addition to benefiting from the Indian equity market’s strong performance, its shares were supported by the IT outsourcing industry’s growth during the period. We believe that India has a major competitive advantage in providing out-sourcing services because of the country’s available technological expertise and relatively low labor costs. Tata Consultancy’s shares made solid gains in June as the company reaffirmed its revenue and margin outlook and as earnings results from a U.S. peer suggested ongoing strength in key markets.

In contrast, key detractors from the Fund’s absolute performance included SJM Holdings, MGM China Holdings and Luk Fook Holdings (International). We closed the Fund’s positions in these companies as we sought to invest in companies we considered to be more attractively valued within our investment universe.

Many Hong Kong-listed, Macau-based casino and entertainment companies declined in value as uncertainty about the sustainability of their robust revenue growth rates led to lower revenue estimates. Furthermore, concerns about the long-term impact of rapidly increasing hotel and casino capacity on Macau’s Cotai Strip led many investors to lock in some profits. The Fund’s positions in SJM Holdings and MGM China Holdings were among those that lost ground after strong performances in the latter part of 2013.

Luk Fook Holdings is a Hong Kong-based jewelry retailer that we considered to be an attractive route to gain exposure to Chinese consumers’ rising discretionary spending. Pressuring Luk Fook’s share price were uncertainty about China’s jewelry sales trends and some unease that instances of Hong Kong residents’ hostility toward mainland tourists might discourage them from visiting.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect

Top 10 Equity Holdings
6/30/14
Company	% of Total
Sector/Industry, Country	Net Assets
Remgro Ltd.	4.9%
Diversified Financial Services, South Africa
Unilever PLC	4.6%
Food Products, U.K.
Brilliance China Automotive Holdings Ltd.	4.0%
Automobiles, China
Tata Consultancy Services Ltd.	3.9%
IT Services, India
Itau Unibanco Holding SA, ADR	3.5%
Banks, Brazil
TSMC (Taiwan Semiconductor Manufacturing Co. Ltd.)	3.3%
Semiconductors & Semiconductor Equipment, Taiwan
Compagnie Financiere Richemont SA	3.3%
Textiles, Apparel & Luxury Goods, Switzerland
Siam Commercial Bank PCL, fgn.	3.3%
Banks, Thailand
Industries Qatar QSC	3.2%
Industrial Conglomerates, Qatar
Anheuser-Busch InBev NV	3.1%
Beverages, Belgium

on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2014, the U.S. dollar declined in value relative to many currencies in which the Fund’s investments were traded. As a result, the Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

In the past six months, our continued search for investments we considered to be attractively valued led us to increase the Fund’s holdings largely in Thailand, South Africa, Russia and China via China H and Red Chip shares.4 We initiated investments in several markets, including Greece and Peru, and made some purchases in other emerging market countries, including Turkey, Indonesia and Taiwan. Additionally, we made some purchases in certain developed market countries, such as Austria and Belgium, where we identified companies that have significant emerging market operations, giving them the potential to benefit from emerging market countries’ stronger

4. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China. “Red Chip” denotes shares of Hong Kong Stock Exchange-listed companies substantially owned by Chinese mainland state entities, with significant exposure to China.

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Semiannual Report | 5

FRANKLIN TEMPLETON DEVELOPING MARKETS TRUST

personal income and consumer demand growth. In sector terms, we increased investments largely in materials, energy, IT and financials.5 Key purchases included new positions in Brilliance China Automotive Holdings; Siam Commercial Bank, one of Thailand’s biggest banks; and Naspers, a South Africa-based multinational media group that engages in Internet, pay television and print media businesses.

Conversely, we reduced the Fund’s investments largely in Hong Kong, the UAE and Brazil as we focused on opportunities we considered to be more attractively valued within our investment universe. Additionally, we eliminated the Fund’s exposure to certain markets, including Macau and Singapore. In sector terms, some of the largest sales were in financials, consumer staples and consumer discretionary.6 Key sales included reductions of the Fund’s holdings in Emaar Properties and in Ambev, a Brazil-based company that is one of world’s largest beer and soft drink producers. We closed the Fund’s position in British American Tobacco, a major global tobacco company. We also closed the Fund’s positions in Macau casino operators, namely the aforementioned SJM Holdings and MGM China Holdings, as well as Sands China and Melco Crown Entertainment.

We thank you for your continued participation in Templeton Developing Markets Trust and look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

5. The materials sector comprises chemicals, construction materials, and metals and mining in the SOI. The energy sector comprises oil, gas and consumable fuels in the
SOI. The IT sector comprises Internet software and services, IT services, and semiconductors and semiconductor equipment in the SOI. The financials sector comprises banks, diversified financial services, and real estate management and development in the SOI.
6. The consumer staples sector comprises beverages, food products, food staples and retailing, personal products and tobacco in the SOI. The consumer discretionary sector comprises automobiles; media; hotels, restaurants and leisure; specialty retail; and textiles, apparel and luxury goods in the SOI.

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TEMPLETON DEVELOPING MARKETS TRUST

Performance Summary as of June 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/14	12/31/13		Change
A (TEDMX)	$23.05	$22.86	+$	0.19
C (TDMTX)	$22.43	$22.32	+$	0.11
R (TDMRX)	$22.71	$22.55	+$	0.16
R6 (FDEVX)	$23.01	$22.76	+$	0.25
Advisor (TDADX)	$23.00	$22.77	+$	0.23

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TEMPLETON DEVELOPING MARKETS TRUST
PERFORMANCE SUMMARY

Performance as of 6/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.
Class R/R6/Advisor: no sales charges.

						Total Annual
		Cumulative		Average Annual	Value of $10,000	Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]	Investment[4]	(with waiver)	(without waiver)
A						1.71%	1.71%
6-Month	+	0.83%		-4.95%	$9,505
1-Year	+	7.77%	+	1.58%	$10,158
5-Year	+	50.06%	+	7.18%	$14,146
10-Year	+	134.48%	+	8.25%	$22,096
C						2.44%	2.44%
6-Month	+	0.49%		-0.51%	$9,949
1-Year	+	7.03%	+	6.03%	$10,603
5-Year	+	44.76%	+	7.68%	$14,476
10-Year	+	118.31%	+	8.12%	$21,831
R						1.94%	1.94%
6-Month	+	0.71%	+	0.71%	$10,071
1-Year	+	7.56%	+	7.56%	$10,756
5-Year	+	48.71%	+	8.26%	$14,871
10-Year	+	130.10%	+	8.69%	$23,010
R6						1.30%	1.28%
6-Month	+	1.10%	+	1.10%	$10,110
1-Year	+	8.30%	+	8.30%	$10,830
Since Inception (5/1/13)		-0.81%		-0.70%	$9,919
Advisor						1.44%	1.44%
6-Month	+	1.01%	+	1.01%	$10,101
1-Year	+	8.12%	+	8.12%	$10,812
5-Year	+	52.16%	+	8.76%	$15,216
10-Year	+	141.34%	+	9.21%	$24,134

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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TEMPLETON DEVELOPING MARKETS TRUST

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with developing markets are magnified in frontier markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Class R6 has an expense reduction contractually guaranteed through at least 4/30/15. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON DEVELOPING MARKETS TRUST

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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TEMPLETON DEVELOPING MARKETS TRUST
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 1/1/14	Value 6/30/14	Period* 1/1/14–6/30/14
A
Actual	$1,000	$1,008.30	$8.71
Hypothetical (5% return before expenses)	$1,000	$1,016.12	$8.75
C
Actual	$1,000	$1,004.90	$12.23
Hypothetical (5% return before expenses)	$1,000	$1,012.60	$12.28
R
Actual	$1,000	$1,007.10	$9.75
Hypothetical (5% return before expenses)	$1,000	$1,015.08	$9.79
R6
Actual	$1,000	$1,011.00	$6.38
Hypothetical (5% return before expenses)	$1,000	$1,018.45	$6.41
Advisor
Actual	$1,000	$1,010.10	$7.28
Hypothetical (5% return before expenses)	$1,000	$1,017.55	$7.30
*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.75%;
C: 2.46%; R: 1.96%; R6: 1.28%; and Advisor: 1.46%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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TEMPLETON DEVELOPING MARKETS TRUST

Financial Highlights
	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.86	$23.61	$21.21	$25.53	$22.04	$12.88
Income from investment operations[a]:
Net investment income[b]	0.21	0.20	0.37	0.27	0.14	0.23
Net realized and unrealized gains (losses)	(0.02)	(0.51)	2.41	(4.31)	3.69	9.28
Total from investment operations	0.19	(0.31)	2.78	(4.04)	3.83	9.51
Less distributions from:
Net investment income	—	(0.30)	(0.38)	(0.28)	(0.34)	(0.35)
Net realized gains	—	(0.14)	—	—	—	—
Total distributions	—	(0.44)	(0.38)	(0.28)	(0.34)	(0.35)
Net asset value, end of period	$23.05	$22.86	$23.61	$21.21	$25.53	$22.04

Total return[c]	0.83%	(1.26)%	13.12%	(15.85)%	17.47%	73.92%

Ratios to average net assets[d]
Expenses	1.75%[e]	1.71%	1.70%[f]	1.76%	1.84%	1.90%[g]
Net investment income	1.87%	0.85%	1.65%	1.14%	0.61%	1.38%

Supplemental data
Net assets, end of period (000’s)	$1,459,117	$1,536,714	$1,773,204	$1,753,547	$2,463,390	$2,338,884
Portfolio turnover rate	61.79%	48.35%	25.92%	17.02%	25.81%	46.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.
fBenefit of expense reimbursement rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON DEVELOPING MARKETS TRUST
FINANCIAL HIGHLIGHTS

	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.32	$23.06	$20.72	$24.93	$21.54	$12.61
Income from investment operations[a]:
Net investment income (loss)[b]	0.13	0.03	0.20	0.10	(0.03)	0.10
Net realized and unrealized gains (losses)	(0.02)	(0.50)	2.35	(4.20)	3.60	9.06
Total from investment operations	0.11	(0.47)	2.55	(4.10)	3.57	9.16
Less distributions from:
Net investment income	—	(0.13)	(0.21)	(0.11)	(0.18)	(0.23)
Net realized gains	—	(0.14)	—	—	—	—
Total distributions	—	(0.27)	(0.21)	(0.11)	(0.18)	(0.23)
Net asset value, end of period	$22.43	$22.32	$23.06	$20.72	$24.93	$21.54

Total return[c]	0.49%	(1.99)%	12.31%	(16.47)%	16.63%	72.78%

Ratios to average net assets[d]
Expenses	2.46%[e]	2.44%	2.43%[f]	2.47%	2.56%	2.64%[g]
Net investment income (loss)	1.16%	0.12%	0.92%	0.43%	(0.11)%	0.64%

Supplemental data
Net assets, end of period (000’s)	$224,842	$238,366	$266,206	$272,773	$365,001	$324,243
Portfolio turnover rate	61.79%	48.35%	25.92%	17.02%	25.81%	46.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.
fBenefit of expense reimbursement rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

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TEMPLETON DEVELOPING MARKETS TRUST
FINANCIAL HIGHLIGHTS

	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.55	$23.30	$20.92	$25.18	$21.70	$12.69
Income from investment operations[a]:
Net investment income[b]	0.18	0.14	0.31	0.22	0.09	0.19
Net realized and unrealized gains (losses)	(0.02)	(0.50)	2.38	(4.25)	3.68	9.13
Total from investment operations	0.16	(0.36)	2.69	(4.03)	3.77	9.32
Less distributions from:
Net investment income	—	(0.25)	(0.31)	(0.23)	(0.29)	(0.31)
Net realized gains	—	(0.14)	—	—	—	—
Total distributions	—	(0.39)	(0.31)	(0.23)	(0.29)	(0.31)
Net asset value, end of period	$22.71	$22.55	$23.30	$20.92	$25.18	$21.70

Total return[c]	0.71%	(1.50)%	12.90%	(16.03)%	17.42%	73.62%

Ratios to average net assets[d]
Expenses	1.96%[e]	1.94%	1.93%[f]	1.97%	2.06%	2.14%[g]
Net investment income	1.66%	0.62%	1.42%	0.93%	0.39%	1.14%

Supplemental data
Net assets, end of period (000’s)	$29,721	$30,123	$33,109	$40,010	$53,295	$46,873
Portfolio turnover rate	61.79%	48.35%	25.92%	17.02%	25.81%	46.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.
fBenefit of expense reimbursement rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON DEVELOPING MARKETS TRUST
FINANCIAL HIGHLIGHTS

	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(unaudited)	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.76	$23.77
Income from investment operations[b]:
Net investment income[c]	0.25	0.12
Net realized and unrealized gains (losses)	—[d]	(0.58)
Total from investment operations	0.25	(0.46)
Less distributions from:
Net investment income	—	(0.41)
Net realized gains	—	(0.14)
Total distributions	—	(0.55)
Net asset value, end of period	$23.01	$22.76

Total return[e]	1.10%	(1.89)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.28%	1.30%
Expenses net of waiver and payments by affiliates	1.28%	1.28%
Net investment income	2.34%	1.28%

Supplemental data
Net assets, end of period (000’s)	$57,278	$299
Portfolio turnover rate	61.79%	48.35%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 15

TEMPLETON DEVELOPING MARKETS TRUST
FINANCIAL HIGHLIGHTS

	Six Months Ended
	June 30, 2014		Year Ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.77	$23.53	$21.14	$25.46	$21.98	$12.84
Income from investment operations[a]:
Net investment income[b]	0.24	0.26	0.43	0.34	0.20	0.27
Net realized and unrealized gains (losses)	(0.01)	(0.51)	2.40	(4.31)	3.68	9.27
Total from investment operations	0.23	(0.25)	2.83	(3.97)	3.88	9.54
Less distributions from:
Net investment income	—	(0.37)	(0.44)	(0.35)	(0.40)	(0.40)
Net realized gains	—	(0.14)	—	—	—	—
Total distributions	—	(0.51)	(0.44)	(0.35)	(0.40)	(0.40)
Net asset value, end of period	$23.00	$22.77	$23.53	$21.14	$25.46	$21.98

Total return[c]	1.01%	(1.02)%	13.44%	(15.60)%	17.73%	74.44%

Ratios to average net assets[d]
Expenses	1.46%[e]	1.44%	1.43%[f]	1.47%	1.56%	1.64%[g]
Net investment income	2.16%	1.12%	1.92%	1.43%	0.89%	1.64%

Supplemental data
Net assets, end of period (000’s)	$216,557	$283,063	$306,995	$316,903	$337,470	$297,925
Portfolio turnover rate	61.79%	48.35%	25.92%	17.02%	25.81%	46.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.
fBenefit of expense reimbursement rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

16 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON DEVELOPING MARKETS TRUST

Statement of Investments, June 30, 2014 (unaudited)
	Industry	Shares	Value
Common Stocks 90.9%
Argentina 0.1%
[a] Grupo Clarin SA, B, GDR, Reg S	Media	314,942	$2,299,077
Australia 0.4%
BHP Billiton Ltd.	Metals & Mining	243,992	8,263,098
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	56,600	2,557,859
Belgium 3.1%
Anheuser-Busch InBev NV	Beverages	538,060	61,821,399
Brazil 10.4%
Ambev SA	Beverages	8,144,185	58,071,420
Itau Unibanco Holding SA, ADR	Banks	4,785,290	68,812,470
M Dias Branco SA	Food Products	647,700	28,636,237
Souza Cruz SA	Tobacco	4,885,596	50,331,420
			205,851,547
Chile 0.6%
Sociedad Quimica Y Minera de Chile SA
Soquimich, ADR	Chemicals	418,085	12,254,071
China 13.8%
[b] Aluminum Corp. of China Ltd., H	Metals & Mining	5,782,000	2,073,939
Angang Steel Co. Ltd., H	Metals & Mining	16,540,000	10,649,008
Brilliance China Automotive Holdings Ltd.	Automobiles	42,996,900	80,441,142
China Construction Bank Corp., H	Banks	27,499,700	20,792,114
China Mobile Ltd.	Wireless Telecommunication Services	2,376,500	23,058,377
[b] China Shipping Development Co. Ltd., H	Marine	27,345,600	15,983,016
Industrial and Commercial Bank of China Ltd., H	Banks	30,715,800	19,419,185
NetEase Inc., ADR	Internet Software & Services	153,900	12,059,604
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	26,949,800	34,006,934
Tencent Holdings Ltd.	Internet Software & Services	3,632,000	55,531,227
			274,014,546
Greece 0.3%
[b] National Bank of Greece SA	Banks	1,375,710	5,030,189
Hong Kong 0.6%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	818,062	8,720,541
Giordano International Ltd.	Specialty Retail	6,068,200	3,578,073
[b] Summit Ascent Holdings Ltd.	Trading Companies & Distributors	225,200	173,176
			12,471,790
India 6.6%
Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	298,129	12,981,220
Tata Consultancy Services Ltd.	IT Services	1,922,567	77,448,464
Tata Motors Ltd.	Automobiles	5,657,000	40,609,649
			131,039,333
Indonesia 2.5%
Astra International Tbk PT	Automobiles	50,144,500	30,771,930
Bank Danamon Indonesia Tbk PT	Banks	14,815,500	5,180,114
Semen Indonesia (Persero) Tbk PT	Construction Materials	11,116,000	14,135,276
			50,087,320

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Semiannual Report | 17

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Common Stocks (continued)
Kenya 0.7%
Equity Bank Ltd.	Banks	11,685,834	$6,269,797
Kenya Commercial Bank Ltd.	Banks	14,258,600	8,301,240
			14,571,037
Luxembourg 0.0%†
[a] O’Key Group SA, GDR, Reg S	Food & Stables Retailing	600	5,511
Nigeria 0.4%
Nigerian Breweries PLC	Beverages	6,420,972	6,777,583
Pakistan 0.6%
United Bank Ltd.	Banks	6,429,900	10,998,513
Peru 0.4%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	682,764	8,063,443
Philippines 0.9%
Ayala Corp.	Diversified Financial Services	859,110	12,751,260
[b] Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	4,965,100	1,224,630
[b] Melco Crown Philippines Resorts Corp.	Hotels, Restaurants & Leisure	12,664,600	3,326,907
			17,302,797
Qatar 3.2%
Industries Qatar QSC	Industrial Conglomerates	1,372,664	63,720,325
Romania 0.2%
[c] Societatea Nationala de Gaze Naturale ROMGAZ
SA, 144A	Oil, Gas & Consumable Fuels	381,600	4,135,649
Russia 7.4%
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	2,244,200	19,558,203
[d] LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	254,629	15,203,897
[d] LUKOIL Holdings, ADR (London Stock
Exchange)	Oil, Gas & Consumable Fuels	52,129	3,112,623
[a,b] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	298,167	10,510,387
Mining and Metallurgical Co. Norilsk Nickel OJSC,
ADR	Metals & Mining	2,363,300	46,816,973
[b] Yandex NV, A	Internet Software & Services	1,455,644	51,879,152
			147,081,235
South Africa 8.8%
MTN Group Ltd.	Wireless Telecommunication Services	771,700	16,250,172
Naspers Ltd., N	Media	520,207	61,229,592
Remgro Ltd.	Diversified Financial Services	4,526,889	97,883,282
			175,363,046
South Korea 3.7%
Grand Korea Leisure Co. Ltd.	Hotels, Restaurants & Leisure	839,870	34,524,300
Hyundai Development Co.	Construction & Engineering	252,841	8,032,449
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	17,192	22,458,324
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	77,297	8,630,989
			73,646,062
Sweden 0.5%
[e] Oriflame Cosmetics SA, SDR	Personal Products	411,978	9,600,960
Switzerland 3.3%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	624,203	65,492,574

18 | Semiannual Report franklintempleton.com

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Common Stocks (continued)
Taiwan 3.6%
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	1,103,000	$5,427,768
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	15,542,000	65,815,148
			71,242,916
Thailand 9.0%
Kasikornbank PCL, fgn.	Banks	3,085,700	19,499,645
Land and Houses PCL, fgn.	Real Estate Management & Development	39,542,400	12,006,555
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	2,674,900	13,811,521
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	2,605,100	25,537,047
Quality Houses PCL, fgn.	Real Estate Management & Development	91,101,300	9,941,387
Siam Commercial Bank PCL, fgn.	Banks	12,569,500	65,288,556
Thai Beverage PCL, fgn.	Beverages	65,889,200	32,768,864
			178,853,575
Turkey 2.9%
Akbank TAS	Banks	5,532,000	20,335,164
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	402,780	9,389,077
Turkiye Garanti Bankasi AS	Banks	7,296,500	28,542,840
			58,267,081
United Arab Emirates 0.4%
Emaar Properties PJSC	Real Estate Management & Development	3,482,495	7,974,238
United Kingdom 4.6%
Unilever PLC	Food Products	2,006,089	91,004,049
United States 1.7%
Avon Products Inc.	Personal Products	2,355,927	34,420,093
Vietnam 0.1%
DHG Pharmaceutical JSC	Pharmaceuticals	321,066	1,475,127
Total Common Stocks
(Cost $1,474,610,654)			1,805,686,043
Direct Equity Investments
(Cost $2,706,336) 0.1%
Vietnam 0.1%
[d,f,g] Mayfair Hanoi, Ltd., 37.50% equity owned
through HEA Holdings Ltd., a wholly owned
investment	Real Estate Management & Development	—	1,387,494
[h] Participatory Notes
(Cost $9,381,099) 0.6%
Saudi Arabia 0.6%
[c] HSBC Bank PLC, Etihad Etisalat Co., 144A,
12/05/14	Wireless Telecommunication Services	571,307	12,490,914
Preferred Stocks 4.2%
Brazil 2.6%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	1,997,500	31,240,900
Vale SA, ADR, pfd., A	Metals & Mining	1,716,600	20,427,540
			51,668,440
Chile 0.9%
Embotelladora Andina SA, pfd., A	Beverages	6,091,964	18,697,889

franklintempleton.com	Semiannual Report	|	19

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Preferred Stocks (continued)
Russia 0.7%
Sberbank of Russia, pfd.	Banks	6,756,600	$13,718,824
Total Preferred Stocks
(Cost $79,593,439)			84,085,153
Total Investments before Short Term
Investments (Cost $1,566,291,528)			1,903,649,604
Short Term Investments 5.0%
Money Market Funds
(Cost $96,239,957) 4.8%
United States 4.8%
[b,i] Institutional Fiduciary Trust Money Market
Portfolio		96,239,957	96,239,957
[j] Investments from Cash Collateral
Received for Loaned Securities
(Cost $3,503,600) 0.2%
Money Market Funds 0.2%
United States 0.2%
[k] BNY Mellon Overnight Government Fund,
0.082%		3,503,600	3,503,600
Total Investments
(Cost $1,666,035,085) 100.8%			2,003,393,161
Other Assets, less Liabilities (0.8)%			(15,876,701)
Net Assets 100.0%			$1,987,516,460

See Abbreviations on page 33.

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2014, the aggregate value of these securities was $12,814,975, representing 0.64% of net assets.
bNon-income producing.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
June 30, 2014, the aggregate value of these securities was $16,626,563, representing 0.84% of net assets.
dAt June 30, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
eA portion or all of the security is on loan at June 30, 2014. See Note 1(d).
fSee Note 8 regarding restricted securities.
gSee Note 9 regarding holdings of 5% voting securities.
hSee Note 1(c) regarding Participatory Notes.
iSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
jSee Note 1(d) regarding securities on loan.
kThe rate shown is the annualized seven-day yield at period end.

20	|	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON DEVELOPING MARKETS TRUST

Financial Statements

Statement of Assets and Liabilities
June 30, 2014 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,567,088,792
Cost - Controlled affiliated issuers (Note 9)	2,706,336
Cost - Sweep Money Fund (Note 3f)	96,239,957
Total cost of investments	$1,666,035,085
Value - Unaffiliated issuers	$1,905,765,710
Value - Controlled affiliated issuers (Note 9)	1,387,494
Value - Sweep Money Fund (Note 3f)	96,239,957
Total value of investments (includes securities loaned in the amount of $3,353,175)	2,003,393,161
Cash	475,990
Foreign currency, at value (cost $10,874)	10,874
Receivables:
Investment securities sold	6,977,422
Capital shares sold	1,333,989
Dividends	4,816,732
Foreign tax	613,958
Other assets	895
Total assets	2,017,623,021
Liabilities:
Payables:
Investment securities purchased	19,789,087
Capital shares redeemed	2,518,586
Management fees	1,906,270
Distribution fees	1,086,401
Transfer agent fees	596,015
Payable upon return of securities loaned	3,503,600
Accrued expenses and other liabilities	706,602
Total liabilities	30,106,561
Net assets, at value	$1,987,516,460
Net assets consist of:
Paid-in capital	$1,417,847,415
Distributions in excess of net investment income	(15,388,645)
Net unrealized appreciation (depreciation)	336,963,813
Accumulated net realized gain (loss)	248,093,877
Net assets, at value	$1,987,516,460

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	|	21

TEMPLETON DEVELOPING MARKETS TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
June 30, 2014 (unaudited)

Class A:
Net assets, at value	$1,459,117,377
Shares outstanding	63,296,975
Net asset value per share[a]	$23.05
Maximum offering price per share (net asset value per share ÷ 94.25%)	$24.46
Class C:
Net assets, at value	$224,842,451
Shares outstanding	10,023,049
Net asset value and maximum offering price per share[a]	$22.43
Class R:
Net assets, at value	$29,721,140
Shares outstanding	1,308,499
Net asset value and maximum offering price per share	$22.71
Class R6:
Net assets, at value	$57,278,445
Shares outstanding	2,489,774
Net asset value and maximum offering price per share	$23.01
Advisor Class:
Net assets, at value	$216,557,047
Shares outstanding	9,415,987
Net asset value and maximum offering price per share	$23.00

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
22 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON DEVELOPING MARKETS TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended June 30, 2014 (unaudited)

Investment income:
Dividends: (net of foreign taxes of $2,029,242)
Unaffiliated issuers	$34,640,628
Controlled affiliated issuers (Note 9)	680,000
Income from securities loaned	119,843
Total investment income	35,440,471
Expenses:
Management fees (Note 3a)	10,887,380
Administrative fees (Note 3b)	676,912
Distribution fees: (Note 3c)
Class A	2,104,124
Class C	1,111,057
Class R	71,721
Transfer agent fees: (Note 3e)
Class A	1,276,140
Class C	196,592
Class R	25,370
Class R6	117
Advisor Class	190,214
Custodian fees (Note 4)	640,063
Reports to shareholders	123,320
Registration and filing fees	73,224
Professional fees	55,955
Trustees’ fees and expenses	70,540
Other	22,143
Total expenses	17,524,872
Expenses waived/paid by affiliates (Note 3f)	(45,475)
Net expenses	17,479,397
Net investment income	17,961,074
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	222,970,663
Foreign currency transactions	402,051
Net realized gain (loss)	223,372,714
Net change in unrealized appreciation (depreciation) on:
Investments	(228,325,274)
Translation of other assets and liabilities denominated in foreign currencies	(103,161)
Net change in unrealized appreciation (depreciation)	(228,428,435)
Net realized and unrealized gain (loss)	(5,055,721)
Net increase (decrease) in net assets resulting from operations	$12,905,353

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	|	23

TEMPLETON DEVELOPING MARKETS TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2014	Year Ended
	(unaudited)	December 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$17,961,074	$17,681,627
Net realized gain (loss) from investments and foreign currency transactions	223,372,714	243,743,181
Net change in unrealized appreciation (depreciation) on investment, translation of other
assets and liabilities denominated in foreign currencies and deferred taxes	(228,428,435)	(295,001,951)
Net increase (decrease) in net assets resulting from operations	12,905,353	(33,577,143)
Distributions to shareholders from:
Net investment income:
Class A	—	(19,968,320)
Class C	—	(1,397,743)
Class R	—	(327,119)
Class R6	—	(5,215)
Advisor Class	—	(4,496,788)
Net realized gains:
Class A	—	(9,559,158)
Class C	—	(1,522,307)
Class R	—	(188,146)
Class R6	—	(1,842)
Advisor Class	—	(1,755,400)
Total distributions to shareholders	—	(39,222,038)
Capital share transactions: (Note 2)
Class A	(87,437,259)	(183,316,761)
Class B	—	(1,156,581)
Class C	(14,103,090)	(19,463,720)
Class R	(611,650)	(2,012,612)
Class R6	55,934,668	305,711
Advisor Class	(67,736,769)	(13,618,359)
Total capital share transactions	(113,954,100)	(219,262,322)
Net increase (decrease) in net assets	(101,048,747)	(292,061,503)
Net assets:
Beginning of period	2,088,565,207	2,380,626,710
End of period	$1,987,516,460	$2,088,565,207
Distributions in excess of net investment income included in net assets:
End of period	$(15,388,645)	$(33,349,719)

24	|	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON DEVELOPING MARKETS TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Participatory Notes

The Fund invests in Participatory Notes (P-Notes). P-notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Fund.

d. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statement of Investments. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	June 30, 2014		December 31, 2013
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	3,281,894	$73,051,984	9,168,081	$213,661,198
Shares issued in reinvestment of distributions	—	—	1,119,094	25,105,417
Shares redeemed	(7,207,472)	(160,489,243)	(18,160,918)	(422,083,376)
Net increase (decrease)	(3,925,578)	$(87,437,259)	(7,873,743)	$(183,316,761)

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TEMPLETON DEVELOPING MARKETS TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)
	Six Months Ended		Year Ended
	June 30, 2014		December 31, 2013
	Shares	Amount	Shares	Amount

Class B Shares:[a]
Shares sold			707	$17,084
Shares redeemed			(48,018)	(1,173,665)
Net increase (decrease)			(47,311)	$(1,156,581)
Class C Shares:
Shares sold	524,437	$11,398,501	1,389,995	$31,641,300
Shares issued in reinvestment of distributions	—	—	120,499	2,632,493
Shares redeemed	(1,178,867)	(25,501,591)	(2,375,579)	(53,737,513)
Net increase (decrease)	(654,430)	$(14,103,090)	(865,085)	$(19,463,720)
Class R Shares:
Shares sold	214,840	$4,714,307	418,966	$9,558,699
Shares issued in reinvestment of distributions	—	—	22,271	492,496
Shares redeemed	(242,272)	(5,325,957)	(526,398)	(12,063,807)
Net increase (decrease)	(27,432)	$(611,650)	(85,161)	$(2,012,612)
Class R6 Shares:[b]
Shares sold	2,645,129	$59,656,946	13,031	$303,304
Shares issued in reinvestment of distributions	—	—	316	7,058
Shares redeemed	(168,492)	(3,722,278)	(210)	(4,651)
Net increase (decrease)	2,476,637	$55,934,668	13,137	$305,711
Advisor Class Shares:
Shares sold	756,661	$16,774,859	2,332,850	$54,353,951
Shares issued in reinvestment of distributions	—	—	253,745	5,673,295
Shares redeemed	(3,769,885)	(84,511,628)	(3,203,336)	(73,645,605)
Net increase (decrease)	(3,013,224)	$(67,736,769)	(616,741)	$(13,618,359)

[a]Effective March 22, 2013, all Class B Shares were converted to Class A.
[b]For the period May 1, 2013 (effective date) to December 31, 2013.

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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TEMPLETON DEVELOPING MARKETS TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

a. Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.250%	Up to and including $200 million
1.235%	Over $200 million, up to and including $700 million
1.200%	Over $700 million, up to and including $1 billion
1.150%	Over $1 billion, up to and including $1.2 billion
1.125%	Over $1.2 billion, up to and including $5 billion
1.075%	Over $5 billion, up to and including $10 billion
1.025%	Over $10 billion, up to and including $15 billion
0.975%	Over $15 billion, up to and including $20 billion
0.925%	In excess of $20 billion

Effective May 1, 2014, the Fund combined its investment management and administration agreements as approved by the Board.
The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.
Prior to May 1, 2014, the Fund paid fees to TAML based on the average daily net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
1.100%	Up to and including $1 billion
1.050%	Over $1 billion, up to and including $5 billion
1.000%	Over $5 billion, up to and including $10 billion
0.950%	Over $10 billion, up to and including $15 billion
0.900%	Over $15 billion, up to and including $20 billion
0.850%	In excess of $20 billion

b. Administrative Fees
Effective May 1, 2014, under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Prior to May 1, 2014, the Fund paid administrative fees to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

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TEMPLETON	DEVELOPING MARKETS	TRUST
NOTES TO FINANCIAL STATEMENTS		(UNAUDITED)

3. Transactions with Affiliates (continued)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$95,257
CDSC retained	$11,446

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2014, the Fund paid transfer agent fees of $1,688,433, of which $876,738 was retained by Investor Services.

f. Investment in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund, as noted on the Statement of Operations. Prior to January 1, 2014, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until April 30, 2015.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2014, there were no credits earned.

5. Income Taxes

At June 30, 2014, the cost of investments, net unrealized appreciation (depreciation), for income tax purposes was as follows:

Cost of investments	$1,706,843,312

Unrealized appreciation	$327,793,588
Unrealized depreciation	(31,243,739)
Net unrealized appreciation (depreciation)	$296,549,849

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, corporate actions, wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2014, aggregated $1,155,611,634 and $1,244,076,991, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
—	Mayfair Hanoi, Ltd., 37.50% equity owned through HEA Holdings Ltd.,
	a wholly owned investment (Value is 0.07% of Net Assets)	10/31/96	$2,706,336	$1,387,494

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TEMPLETON DEVELOPING MARKETS TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2014, were as shown below.

	Number of			Number of
	Shares Held			Shares Held			Realized
	at Beginning	Gross	Gross	at End	Value at End	Investment	Capital
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)
Controlled Affiliates[a]
Mayfair Hanoi, Ltd., 37.50%
equity owned through HEA
Holdings Ltd., a wholly owned
investment (Value is 0.07%
of Net Assets)	—	—	—	—	$1,387,494	$680,000	$ —

[a]Issuer in which the Fund owns 25% or more of the outstanding voting securities.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended June 30, 2014, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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TEMPLETON DEVELOPING MARKETS TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$79,220,986	$81,579,073	$—	$160,800,059
Vietnam	1,475,127	—	1,387,494	2,862,621
All Other Equity Investments[b]	1,727,496,010	—	—	1,727,496,010
Participatory Notes	—	12,490,914	—	12,490,914
Short Term Investments	96,239,957	3,503,600	—	99,743,557
Total Investments in Securities	$1,904,432,080	$97,573,587	$1,387,494	$2,003,393,161

[a]lncludes common,preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

12. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in the ASU change the accounting for repurchase-to-maturity transactions to secured borrowing accounting, eliminate accounting guidance on linked repurchase financing transactions, and expands disclosure requirements related to certain transfers of financial assets that are accounted for as sales and certain transfers accounted for as secured borrowings (specifically, repurchase agreements, securities lending, and repurchase-to-maturity transactions). The ASU is effective for the first interim and annual reporting period beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt

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TEMPLETON DEVELOPING MARKETS TRUST

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 25, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Templeton Developing Markets Trust (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website.

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SHAREHOLDER INFORMATION

Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2013, as well as during the previous 10 years ended December 31, 2013, in comparison to a performance universe consisting of all retail and institutional emerging markets funds as selected by Lipper. The Lipper report showed the Fund’s 2013 total return to be in the middle performing quintile of its Lipper performance universe, and its total return on an annualized basis to be in the middle performing quintiles of such universe for the previous three- and five-year periods, and the lowest performing quintile for the previous 10-year period. The Board found such performance to be acceptable, noting that, consistent with management’s conservative value approach to investing, the Lipper report showed the Fund’s losses to be less than the performance universe median for 2013 and each year during the previous nine-year period where such median showed a loss.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the

Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate for the Fund was less than four basis points above the median for the Lipper expense group, while its total actual expense ratio was just below the median of such expense group. The Board found the comparative expenses of the Fund as shown in the Lipper report to be acceptable.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to the Fund during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining

franklintempleton.com	Semiannual Report	|	35

TEMPLETON DEVELOPING MARKETS TRUST
SHAREHOLDER INFORMATION

its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager and its affiliates as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The Fund’s current management advisory fee schedule, reflecting reductions implemented during 2011, provides a rate of 1.10% on the first $1 billion of Fund net assets; 1.05% on the next $4 billion of Fund net assets; 1.00% on the next $5 billion of Fund net assets; 0.95% on the next $5 billion of Fund net assets; 0.90% on the next $5 billion of Fund net assets; and 0.85% on Fund net assets in excess of $20 billion. The Fund is also charged a separate fee for administrative services under a separate agreement for a fee that starts at 0.15% on the first $200 million of Fund net assets, and declines through breakpoints to a fixed rate of 0.075% after net assets reach the

$1.2 billion level. At the end of 2013, the Fund’s net assets were approximately $2.09 billion, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes the schedules of management advisory and administrative fees provide a sharing of benefits with the Fund and its shareholders. At the February 25, 2014, Board meeting, the Board eliminated the separate investment management and administrative agreements and approved a new form of investment management agreement for the Fund combining such services. In approving the new form of investment management agreement, the Board took into account that the types of services would be the same as provided under the previous separate agreements and that the aggregate fee, including breakpoints, would be the same as that charged under the previous separate agreements. The Board also noted that combining such services was consistent with Lipper’s methodology of considering contractual investment management fees to include any separately charged administrative fee.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

36 | Semiannual Report

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 6. Schedule of Investments.   N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for

Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By    /s/ LAURA F. FERGERSON

      Laura F. Fergerson

Chief Executive Officer –

      Finance and Administration

Date  August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ LAURA F. FERGERSON

      Laura F. Fergerson

Chief Executive Officer –

      Finance and Administration

Date  August 27, 2014

By    /s/MARK H. OTANI

Mark H. Otani

Chief Financial Officer and

      Chief Accounting Officer

Date  August 27, 2014